1 Operations (Details 4)	12 Months Ended
Dec. 31, 2020
Consorcio Energetico Cruzeiro do Sul - Copel GeT [member] | Copel GeT [member]
Disclosure of joint operations [line items]
Joint operation name	Consórcio Energético Cruzeiro do Sul (Note 17.4)
Consortium members	Copel GeT
Interest	51.00%
Consorcio Energetico Cruzeiro do Sul - Copel GeT [member] | Eletrosul Centrais Eletricas S.A. [member]
Disclosure of joint operations [line items]
Joint operation name	Consórcio Energético Cruzeiro do Sul (Note 17.4)
Consortium members	Eletrosul Centrais Elétricas S.A.
Interest	49.00%
Consorcio Empreendedor Baixo Iguacu [member] | Copel GeT [member]
Disclosure of joint operations [line items]
Joint operation name	Consórcio Empreendedor Baixo Iguaçu (Note 17.4)
Consortium members	Copel GeT
Interest	30.00%
Consorcio Empreendedor Baixo Iguacu [member] | Geracao Ceu Azul S.A (subsidiary of Neoenergia S.A.) [member]
Disclosure of joint operations [line items]
Joint operation name	Consórcio Empreendedor Baixo Iguaçu (Note 17.4)
Consortium members	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.)
Interest	70.00%
Consorcio Copel Energia a Gas Natural [member] | Copel [member]
Disclosure of joint operations [line items]
Joint operation name	Consórcio Copel Energia a Gás Natural
Consortium members	Copel
Interest	49.00%
Consorcio Copel Energia a Gas Natural [member] | Shell Brasil Petroleo Ltda. [member]
Disclosure of joint operations [line items]
Joint operation name	Consórcio Copel Energia a Gás Natural
Consortium members	Shell Brasil Petróleo Ltda.
Interest	51.00%
Consorcio Parana IP [member] | Copel [member]
Disclosure of joint operations [line items]
Joint operation name	Consórcio Paraná IP
Consortium members	Copel
Interest	49.00%
Consorcio Parana IP [member] | Consorcio BRC [member]
Disclosure of joint operations [line items]
Joint operation name	Consórcio Paraná IP
Consortium members	Consórcio BRC
Interest	51.00%